Condensed interim consolidated statement of cash flows - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement of cash flows [abstract]
(Loss)/profit before tax from continued operations	$ 5,692,847	$ (3,589,285)
Loss before tax from discontinued operations		(1,511,817)
(Loss)/profit for the period before tax	5,692,847	(2,077,468)
Adjustments to reconcile profit/(loss) before tax to net cash flows:
Depreciation of property and equipment	130,529	513,463
Depreciation of right-of-use assets	92,603	804,836
Amortization of intangible assets	19,916	1,844,585
Write down of assets held for sale		10,889,775
Other non - cash loss/(income)	2,478,195	(16,637,801)
Gain on disposal of subsidiaries		967,310
Change in fair value of financial liabilities	(1,647,913)	149,430
Provision for employees' end of service benefits		37,711
Adjustments to reconcile profit/(loss) before tax to net cash flows	(1,323,691)	(1,586,703)
Changes in working capital:
Trade and other receivables	1,180,067	3,209,551
Prepaid expenses and other current assets	625,002	779,057
Due to related party	(131,523)	556,000
Accounts payable, accruals and other payables	(699,808)	(159,887)
Current tax liabilities	(162,934)	(555,303)
Net cash flows (used in)/from operating activities	(512,887)	2,242,715
Cash flows from an investing activity
Sublease rentals received	366,785	144,087
Net cash flows from investing activities	366,785	144,087
Cash flows from financing activities
Proceeds from issuance of share capital		635
Proceeds from issuance of convertible notes		788,828
Repayment of loan from related party		(318,256)
Repayment of external loan		(707,125)
Finance lease liabilities paid, net of accretion	(339,540)	(870,771)
Net cash flows used in financing activities	(339,540)	(1,106,689)
Net (decrease)/increase in cash and cash equivalents	(485,642)	1,280,113
Cash and cash equivalents at the beginning of the period	2,924,016
Effects of exchange rate changes on cash and cash equivalents	(1,254,584)	(3,057,865)
Cash and cash equivalents at the end of the period	$ 1,183,790	$ 918,524